Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000188943 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[1]
C000188943 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[1]
C000188943 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[1]
C000188943 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[1]
C000188943 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[1]
C000188943 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[1]
C000188943 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[1]
C000188943 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[1]
C000188943 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.88%	[1]
C000188943 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.91%	[1]
C000188943 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188943 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000188943 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000188943 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000188943 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000188943 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000188943 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023157 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[2]
C000023157 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[2]
C000023157 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[2]
C000023157 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[2]
C000023157 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[2]
C000023157 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[2]
C000023157 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[2]
C000023157 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[2]
C000023157 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.88%	[2]
C000023157 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.91%	[2]
C000023157 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023157 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023157 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000023157 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000023157 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000023157 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000023157 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000341 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[3]
C000000341 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[3]
C000000341 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[3]
C000000341 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[3]
C000000341 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[3]
C000000341 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[3]
C000000341 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[3]
C000000341 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[3]
C000000341 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.88%	[3]
C000000341 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.91%	[3]
C000000341 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000341 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000341 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000341 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000341 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000000341 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000000341 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000071330 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[4]
C000071330 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[4]
C000071330 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[4]
C000071330 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[4]
C000071330 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[4]
C000071330 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[4]
C000071330 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[4]
C000071330 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[4]
C000071330 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.88%	[4]
C000071330 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.91%	[4]
C000071330 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000071330 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000071330 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000071330 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000071330 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000071330 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000071330 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000265795 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[5]
C000265795 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[5]
C000265795 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[5]
C000265795 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[5]
C000265795 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[5]
C000265795 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[5]
C000265795 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[5]
C000265795 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[5]
C000265795 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.88%	[5]
C000265795 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.91%	[5]
C000265795 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000265795 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000265795 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000265795 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000265795 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000265795 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000265795 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000339 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[6]
C000000339 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[6]
C000000339 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[6]
C000000339 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[6]
C000000339 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[6]
C000000339 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[6]
C000000339 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[6]
C000000339 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[6]
C000000339 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.88%	[6]
C000000339 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.91%	[6]
C000000339 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000339 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000339 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000339 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000339 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000000339 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000000339 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000337 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[7]
C000000337 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[7]
C000000337 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[7]
C000000337 [Member] | Tenaris S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[7]
C000000337 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[7]
C000000337 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[7]
C000000337 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[7]
C000000337 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[7]
C000000337 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.88%	[7]
C000000337 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.91%	[7]
C000000337 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000337 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000337 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000337 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000337 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000000337 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000000337 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000361 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[8]
C000000361 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[8]
C000000361 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[8]
C000000361 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[8]
C000000361 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[8]
C000000361 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[8]
C000000361 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[8]
C000000361 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[8]
C000000361 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[8]
C000000361 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[8]
C000000361 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000361 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000361 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000361 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000000361 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000361 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000363 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[9]
C000000363 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[9]
C000000363 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[9]
C000000363 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[9]
C000000363 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[9]
C000000363 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[9]
C000000363 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[9]
C000000363 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[9]
C000000363 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[9]
C000000363 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[9]
C000000363 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000000363 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000363 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000265796 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[10]
C000265796 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[10]
C000265796 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[10]
C000265796 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[10]
C000265796 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[10]
C000265796 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[10]
C000265796 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[10]
C000265796 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[10]
C000265796 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[10]
C000265796 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[10]
C000265796 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000265796 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000265796 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000265796 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000265796 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000265796 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000071334 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[11]
C000071334 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[11]
C000071334 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[11]
C000071334 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[11]
C000071334 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[11]
C000071334 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[11]
C000071334 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[11]
C000071334 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[11]
C000071334 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[11]
C000071334 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[11]
C000071334 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000071334 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000071334 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000071334 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000071334 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071334 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000365 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[12]
C000000365 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[12]
C000000365 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[12]
C000000365 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[12]
C000000365 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[12]
C000000365 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[12]
C000000365 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[12]
C000000365 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[12]
C000000365 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[12]
C000000365 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[12]
C000000365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000000365 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000365 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023158 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[13]
C000023158 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[13]
C000023158 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[13]
C000023158 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[13]
C000023158 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[13]
C000023158 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[13]
C000023158 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[13]
C000023158 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[13]
C000023158 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[13]
C000023158 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[13]
C000023158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000023158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000023158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000023158 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023158 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000188945 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[14]
C000188945 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[14]
C000188945 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[14]
C000188945 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[14]
C000188945 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[14]
C000188945 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[14]
C000188945 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[14]
C000188945 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[14]
C000188945 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[14]
C000188945 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[14]
C000188945 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000188945 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188945 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000188945 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000188945 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000188945 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120718 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[15]
C000120718 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[15]
C000120718 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[15]
C000120718 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[15]
C000120718 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[15]
C000120718 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
C000120718 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[15]
C000120718 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[15]
C000120718 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[15]
C000120718 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[15]
C000120718 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120718 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000120718 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000120718 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000120718 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000120718 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120718 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000120718 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120718 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000120718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000120718 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000120718 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029688 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[16]
C000029688 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[16]
C000029688 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[16]
C000029688 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[16]
C000029688 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[16]
C000029688 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000029688 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[16]
C000029688 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[16]
C000029688 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[16]
C000029688 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[16]
C000029688 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029688 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000029688 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000029688 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000029688 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000029688 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029688 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000029688 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029688 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029688 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000029688 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000029688 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000369 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[17]
C000000369 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[17]
C000000369 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[17]
C000000369 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[17]
C000000369 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[17]
C000000369 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[17]
C000000369 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[17]
C000000369 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[17]
C000000369 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[17]
C000000369 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[17]
C000000369 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000369 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000369 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000369 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000369 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000369 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000369 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000000369 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000369 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000369 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000000369 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000369 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071335 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[18]
C000071335 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[18]
C000071335 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[18]
C000071335 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[18]
C000071335 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[18]
C000071335 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[18]
C000071335 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[18]
C000071335 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[18]
C000071335 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[18]
C000071335 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[18]
C000071335 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000071335 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000071335 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000071335 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000071335 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000071335 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000071335 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000071335 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071335 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000071335 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000071335 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000071335 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217956 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[19]
C000217956 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[19]
C000217956 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[19]
C000217956 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[19]
C000217956 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[19]
C000217956 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[19]
C000217956 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[19]
C000217956 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[19]
C000217956 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[19]
C000217956 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[19]
C000217956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000217956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000217956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000217956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000217956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000217956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000217956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000217956 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000368 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[20]
C000000368 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[20]
C000000368 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[20]
C000000368 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[20]
C000000368 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[20]
C000000368 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[20]
C000000368 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[20]
C000000368 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[20]
C000000368 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[20]
C000000368 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[20]
C000000368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000368 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000000368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000000368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000366 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[21]
C000000366 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[21]
C000000366 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[21]
C000000366 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[21]
C000000366 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[21]
C000000366 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[21]
C000000366 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[21]
C000000366 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[21]
C000000366 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[21]
C000000366 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[21]
C000000366 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000366 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000366 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000366 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000366 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000366 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000366 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000000366 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000366 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000366 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000000366 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000366 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084479 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[22]
C000084479 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[22]
C000084479 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[22]
C000084479 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[22]
C000084479 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[22]
C000084479 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[22]
C000084479 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[22]
C000084479 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[22]
C000084479 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[22]
C000084479 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[22]
C000084479 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000084479 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000084479 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000084479 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000084479 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084479 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084479 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084479 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084479 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000084479 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000084479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084479 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084481 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[23]
C000084481 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[23]
C000084481 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[23]
C000084481 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[23]
C000084481 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[23]
C000084481 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[23]
C000084481 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[23]
C000084481 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[23]
C000084481 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[23]
C000084481 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[23]
C000084481 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000084481 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000084481 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000084481 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000084481 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084481 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084481 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084481 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084481 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000084481 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000084481 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084481 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084484 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[24]
C000084484 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[24]
C000084484 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[24]
C000084484 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[24]
C000084484 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[24]
C000084484 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[24]
C000084484 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[24]
C000084484 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[24]
C000084484 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[24]
C000084484 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[24]
C000084484 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000084484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000084484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000084484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000084484 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084484 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084484 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000084484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000084484 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084484 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084482 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[25]
C000084482 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[25]
C000084482 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[25]
C000084482 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[25]
C000084482 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[25]
C000084482 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[25]
C000084482 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[25]
C000084482 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[25]
C000084482 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[25]
C000084482 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[25]
C000084482 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000084482 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000084482 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000084482 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000084482 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084482 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084482 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084482 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084482 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000084482 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000084482 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084482 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084483 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[26]
C000084483 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[26]
C000084483 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[26]
C000084483 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[26]
C000084483 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[26]
C000084483 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[26]
C000084483 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[26]
C000084483 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[26]
C000084483 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[26]
C000084483 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[26]
C000084483 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000084483 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000084483 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000084483 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000084483 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000084483 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084483 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084483 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084483 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000084483 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000084483 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084483 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000120720 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[27]
C000120720 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[27]
C000120720 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[27]
C000120720 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[27]
C000120720 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[27]
C000120720 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[27]
C000120720 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[27]
C000120720 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[27]
C000120720 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[27]
C000120720 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[27]
C000120720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000120720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000120720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000120720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000120720 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000120720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000120720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000120720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000120720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000120720 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177891 [Member] | Webster Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[28]
C000177891 [Member] | Hudbay Minerals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[28]
C000177891 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[28]
C000177891 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[28]
C000177891 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[28]
C000177891 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[28]
C000177891 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[28]
C000177891 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[28]
C000177891 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[28]
C000177891 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[28]
C000177891 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000177891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000177891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000177891 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000177891 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177891 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000177891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000177891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000177891 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000177891 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177891 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084498 [Member] | Webster Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[29]
C000084498 [Member] | Hudbay Minerals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[29]
C000084498 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[29]
C000084498 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[29]
C000084498 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[29]
C000084498 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[29]
C000084498 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[29]
C000084498 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[29]
C000084498 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[29]
C000084498 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[29]
C000084498 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084498 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000084498 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000084498 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000084498 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084498 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000084498 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000084498 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000084498 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084498 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084498 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217957 [Member] | Webster Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[30]
C000217957 [Member] | Hudbay Minerals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[30]
C000217957 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[30]
C000217957 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[30]
C000217957 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[30]
C000217957 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[30]
C000217957 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[30]
C000217957 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[30]
C000217957 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[30]
C000217957 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[30]
C000217957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000217957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000217957 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217957 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000217957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000217957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000217957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000217957 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217957 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084497 [Member] | Webster Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[31]
C000084497 [Member] | Hudbay Minerals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[31]
C000084497 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[31]
C000084497 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[31]
C000084497 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[31]
C000084497 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[31]
C000084497 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[31]
C000084497 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[31]
C000084497 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[31]
C000084497 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[31]
C000084497 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084497 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000084497 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000084497 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000084497 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084497 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000084497 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000084497 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000084497 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084497 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084497 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084495 [Member] | Webster Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[32]
C000084495 [Member] | Hudbay Minerals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[32]
C000084495 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[32]
C000084495 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[32]
C000084495 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[32]
C000084495 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[32]
C000084495 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[32]
C000084495 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[32]
C000084495 [Member] | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[32]
C000084495 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[32]
C000084495 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084495 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000084495 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000084495 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000084495 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084495 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000084495 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000084495 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000084495 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084495 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084495 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084507 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[33]
C000084507 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[33]
C000084507 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[33]
C000084507 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[33]
C000084507 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[33]
C000084507 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[33]
C000084507 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[33]
C000084507 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[33]
C000084507 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[33]
C000084507 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[33]
C000084507 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084507 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084507 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000084507 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000084507 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084507 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000084507 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084507 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000084507 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000084507 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000084507 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084509 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[34]
C000084509 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[34]
C000084509 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[34]
C000084509 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[34]
C000084509 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[34]
C000084509 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[34]
C000084509 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[34]
C000084509 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[34]
C000084509 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[34]
C000084509 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[34]
C000084509 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084509 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084509 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000084509 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000084509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084509 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000084509 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000084509 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000084509 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000084509 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095989 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[35]
C000095989 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[35]
C000095989 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[35]
C000095989 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[35]
C000095989 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[35]
C000095989 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[35]
C000095989 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[35]
C000095989 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[35]
C000095989 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[35]
C000095989 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[35]
C000095989 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000095989 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095989 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000095989 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000095989 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095989 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000095989 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000095989 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000095989 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000095989 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000095989 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084510 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[36]
C000084510 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[36]
C000084510 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[36]
C000084510 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[36]
C000084510 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[36]
C000084510 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[36]
C000084510 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[36]
C000084510 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[36]
C000084510 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[36]
C000084510 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[36]
C000084510 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084510 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084510 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000084510 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000084510 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084510 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000084510 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084510 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000084510 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000084510 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000084510 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095990 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[37]
C000095990 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[37]
C000095990 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[37]
C000095990 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[37]
C000095990 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[37]
C000095990 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[37]
C000095990 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[37]
C000095990 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[37]
C000095990 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[37]
C000095990 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[37]
C000095990 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000095990 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095990 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000095990 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000095990 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095990 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000095990 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000095990 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000095990 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000095990 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000095990 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188946 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[38]
C000188946 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[38]
C000188946 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[38]
C000188946 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[38]
C000188946 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[38]
C000188946 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[38]
C000188946 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[38]
C000188946 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[38]
C000188946 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[38]
C000188946 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[38]
C000188946 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000188946 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000188946 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000188946 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000188946 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000188946 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000188946 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000188946 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000188946 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000188946 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000188946 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209139 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[39]
C000209139 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[39]
C000209139 [Member] | Zijin Mining Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[39]
C000209139 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[39]
C000209139 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[39]
C000209139 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[39]
C000209139 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[39]
C000209139 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[39]
C000209139 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%	[39]
C000209139 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%	[39]
C000209139 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209139 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000209139 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209139 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209138 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[40]
C000209138 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[40]
C000209138 [Member] | Zijin Mining Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[40]
C000209138 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[40]
C000209138 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[40]
C000209138 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[40]
C000209138 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[40]
C000209138 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[40]
C000209138 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%	[40]
C000209138 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%	[40]
C000209138 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209138 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000209138 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209138 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209137 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[41]
C000209137 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[41]
C000209137 [Member] | Zijin Mining Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[41]
C000209137 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[41]
C000209137 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[41]
C000209137 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[41]
C000209137 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[41]
C000209137 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[41]
C000209137 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%	[41]
C000209137 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%	[41]
C000209137 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209137 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000209137 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209137 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209136 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[42]
C000209136 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[42]
C000209136 [Member] | Zijin Mining Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[42]
C000209136 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[42]
C000209136 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[42]
C000209136 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[42]
C000209136 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[42]
C000209136 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[42]
C000209136 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%	[42]
C000209136 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%	[42]
C000209136 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209136 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000209136 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209136 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209135 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[43]
C000209135 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[43]
C000209135 [Member] | Zijin Mining Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[43]
C000209135 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[43]
C000209135 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[43]
C000209135 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[43]
C000209135 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[43]
C000209135 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[43]
C000209135 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%	[43]
C000209135 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%	[43]
C000209135 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209135 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000209135 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209135 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209140 [Member] | Northern Star Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[44]
C000209140 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[44]
C000209140 [Member] | Zijin Mining Group Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[44]
C000209140 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[44]
C000209140 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[44]
C000209140 [Member] | Gold Fields Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[44]
C000209140 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[44]
C000209140 [Member] | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[44]
C000209140 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%	[44]
C000209140 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%	[44]
C000209140 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209140 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000209140 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209140 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209146 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[45]
C000209146 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[45]
C000209146 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[45]
C000209146 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[45]
C000209146 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[45]
C000209146 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[45]
C000209146 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[45]
C000209146 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[45]
C000209146 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[45]
C000209146 [Member] | Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[45]
C000209146 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209146 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209146 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209146 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000209146 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209146 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209146 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000209146 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209146 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209146 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209141 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[46]
C000209141 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[46]
C000209141 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[46]
C000209141 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[46]
C000209141 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[46]
C000209141 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[46]
C000209141 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[46]
C000209141 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[46]
C000209141 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[46]
C000209141 [Member] | Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[46]
C000209141 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209141 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209141 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209141 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000209141 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209141 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209141 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000209141 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209141 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209141 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209142 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[47]
C000209142 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[47]
C000209142 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[47]
C000209142 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[47]
C000209142 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[47]
C000209142 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[47]
C000209142 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[47]
C000209142 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[47]
C000209142 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[47]
C000209142 [Member] | Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[47]
C000209142 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209142 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209142 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209142 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000209142 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209142 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209142 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000209142 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209142 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209142 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209144 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[48]
C000209144 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[48]
C000209144 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[48]
C000209144 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[48]
C000209144 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[48]
C000209144 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[48]
C000209144 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[48]
C000209144 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[48]
C000209144 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[48]
C000209144 [Member] | Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[48]
C000209144 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209144 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209144 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209144 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000209144 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209144 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209144 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000209144 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209144 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209144 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209145 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[49]
C000209145 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[49]
C000209145 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[49]
C000209145 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[49]
C000209145 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[49]
C000209145 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[49]
C000209145 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[49]
C000209145 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[49]
C000209145 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[49]
C000209145 [Member] | Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[49]
C000209145 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209145 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209145 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209145 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000209145 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209145 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209145 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000209145 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209145 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209145 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209143 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[50]
C000209143 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[50]
C000209143 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[50]
C000209143 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[50]
C000209143 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[50]
C000209143 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[50]
C000209143 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[50]
C000209143 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[50]
C000209143 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[50]
C000209143 [Member] | Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[50]
C000209143 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209143 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209143 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209143 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000209143 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209143 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209143 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000209143 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209143 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209143 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.